Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon Investment Funds III
Entity Central Index Key	0000053808
Document Period End Date	Oct. 31, 2024
Class A - DQIAX
Shareholder Report [Line Items]
Fund Name	BNY Mellon Global Equity Income Fund
Class Name	Class A
Trading Symbol	DEQAX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class C - DQICX
Shareholder Report [Line Items]
Fund Name	BNY Mellon Global Equity Income Fund
Class Name	Class C
Trading Symbol	DEQCX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class I - DQIRX
Shareholder Report [Line Items]
Fund Name	BNY Mellon Global Equity Income Fund
Class Name	Class I
Trading Symbol	DQEIX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class Y - DQIYX
Shareholder Report [Line Items]
Fund Name	BNY Mellon Global Equity Income Fund
Class Name	Class Y
Trading Symbol	DEQYX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A - DQIAX
Shareholder Report [Line Items]
Fund Name	BNY Mellon International Bond Fund
Class Name	Class A
Trading Symbol	DIBAX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class C - DQICX
Shareholder Report [Line Items]
Fund Name	BNY Mellon International Bond Fund
Class Name	Class C
Trading Symbol	DIBCX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class I - DQIRX
Shareholder Report [Line Items]
Fund Name	BNY Mellon International Bond Fund
Class Name	Class I
Trading Symbol	DIBRX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class Y - DQIYX
Shareholder Report [Line Items]
Fund Name	BNY Mellon International Bond Fund
Class Name	Class Y
Trading Symbol	DIBYX
Shareholder Report Annual or Semi-Annual	annual shareholder report
BNY Mellon Global Equity Income Fund | Class A - DQIAX
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Global Equity Income Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]	What were the Fund’s costs for the last year? (based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$137	1.24%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended October 31, 2024, the Fund’s Class A shares returned 21.18%.

• In comparison, the FTSE World Index returned 33.62% for the same period.

What affected the Fund’s performance?

• Easing U.S. monetary policy and a greater appetite for risk helped drive strong market returns during the period.

• On a sector basis, the Fund benefited most from stock selection in the materials sector, attributable to a gold miner holding and another mining stock that was a takeover target.

• On a country basis, the Fund benefited most from its underweight position in Japan, which underperformed the wider market, and from security selection in Spain.

• On a sector basis, information technology detracted most from relative performance, largely due to zero exposure to two low-yielding Index heavyweights.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from November 1, 2014 through October 31, 2024 Initial Investment of $10,000 Years Ended 10/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in the FTSE World Index (the “Index”) on 10/31/2014. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24)
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	14.22%	6.64%	7.45%
without Sales Charge	21.18%	7.91%	8.09%
FTSE World Index	33.62%	12.17%	10.00%

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 222,000,000
Holdings Count	59
Advisory Fees Paid, Amount	$ 2,047,112
Portfolio Turnover	52.55%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$222	59	$2,047,112	52.55%

Holdings [Text Block]

Portfolio Holdings (as of 10/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Country Allocation (Based on Net Assets)

Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon Global Equity Income Fund | Class C - DQICX
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Global Equity Income Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]	What were the Fund’s costs for the last year? (based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$220	2.00%

Expenses Paid, Amount	$ 220
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended October 31, 2024, the Fund’s Class C shares returned 20.29%.

• In comparison, the FTSE World Index returned 33.62% for the same period.

What affected the Fund’s performance?

• Easing U.S. monetary policy and a greater appetite for risk helped drive strong market returns during the period.

• On a sector basis, the Fund benefited most from stock selection in the materials sector, attributable to a gold miner holding and another mining stock that was a takeover target.

• On a country basis, the Fund benefited most from its underweight position in Japan, which underperformed the wider market, and from security selection in Spain.

• On a sector basis, information technology detracted most from relative performance, largely due to zero exposure to two low-yielding Index heavyweights.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from November 1, 2014 through October 31, 2024 Initial Investment of $10,000 Years Ended 10/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in the FTSE World Index (the “Index”) on 10/31/2014. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24)
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	19.29%	**	7.08%	7.29%
without Deferred Sales Charge	20.29%		7.08%	7.29%
FTSE World Index	33.62%		12.17%	10.00%

**	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 222,000,000
Holdings Count	59
Advisory Fees Paid, Amount	$ 2,047,112
Portfolio Turnover	52.55%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$222	59	$2,047,112	52.55%

Holdings [Text Block]

Portfolio Holdings (as of 10/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Country Allocation (Based on Net Assets)

Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon Global Equity Income Fund | Class I - DQIRX
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Global Equity Income Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]	What were the Fund’s costs for the last year? (based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$106	0.96%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended October 31, 2024, the Fund’s Class I shares returned 21.54%.

• In comparison, the FTSE World Index returned 33.62% for the same period.

What affected the Fund’s performance?

• Easing U.S. monetary policy and a greater appetite for risk helped drive strong market returns during the period.

• On a sector basis, the Fund benefited most from stock selection in the materials sector, attributable to a gold miner holding and another mining stock that was a takeover target.

• On a country basis, the Fund benefited most from its underweight position in Japan, which underperformed the wider market, and from security selection in Spain.

• On a sector basis, information technology detracted most from relative performance, largely due to zero exposure to two low-yielding Index heavyweights.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from November 1, 2014 through October 31, 2024 Initial Investment of $10,000 Years Ended 10/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the FTSE World Index (the “Index”) on 10/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24)
Share Class	1YR	5YR	10YR
Class I Shares	21.54%	8.17%	8.38%
FTSE World Index	33.62%	12.17%	10.00%

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 222,000,000
Holdings Count	59
Advisory Fees Paid, Amount	$ 2,047,112
Portfolio Turnover	52.55%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$222	59	$2,047,112	52.55%

Holdings [Text Block]

Portfolio Holdings (as of 10/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Country Allocation (Based on Net Assets)

Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon Global Equity Income Fund | Class Y - DQIYX
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Global Equity Income Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]	What were the Fund’s costs for the last year? (based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$102	0.92%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended October 31, 2024, the Fund’s Class Y shares returned 21.52%.

• In comparison, the FTSE World Index returned 33.62% for the same period.

What affected the Fund’s performance?

• Easing U.S. monetary policy and a greater appetite for risk helped drive strong market returns during the period.

• On a sector basis, the Fund benefited most from stock selection in the materials sector, attributable to a gold miner holding and another mining stock that was a takeover target.

• On a country basis, the Fund benefited most from its underweight position in Japan, which underperformed the wider market, and from security selection in Spain.

• On a sector basis, information technology detracted most from relative performance, largely due to zero exposure to two low-yielding Index heavyweights.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from November 1, 2014 through October 31, 2024 Initial Investment of $1,000,000 Years Ended 10/31

The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in the FTSE World Index (the “Index”) on 10/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24)
Share Class	1YR	5YR	10YR
Class Y Shares	21.52%	8.22%	8.45%
FTSE World Index	33.62%	12.17%	10.00%

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 222,000,000
Holdings Count	59
Advisory Fees Paid, Amount	$ 2,047,112
Portfolio Turnover	52.55%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$222	59	$2,047,112	52.55%

Holdings [Text Block]

Portfolio Holdings (as of 10/31/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Country Allocation (Based on Net Assets)

Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon International Bond Fund | Class A - DQIAX
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon International Bond Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$108	1.03%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 108	[1]
Expense Ratio, Percent	1.03%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended October 31, 2024, the Fund’s Class A shares returned 10.24%.

• In comparison, the Bloomberg Global Aggregate ex USD Index (Unhedged) (the “Index”) returned 8.65% for the same period.”

What affected the Fund’s performance?

• The weakening of the U.S. dollar increased the total return of the Fund adding to the impact of a broad-based downtrend in yields.

• The Fund’s performance relative to the Index benefited significantly from overweight U.S. duration exposure, with additional exposure added in October 2023 and April 2024.

• Active positioning in developed-market, inflation-linked products further enhanced the Fund’s relative returns.

• The Fund’s relative performance suffered from underweight exposure to Canadian versus U.S. duration.

• Active foreign exchange positioning also detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from November 1, 2014 through October 31, 2024 Initial Investment of $10,000 Years Ended 10/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in the Bloomberg Global Aggregate ex USD Index (Unhedged) (the “Index”) on 10/31/2014. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24)
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 4.50%	5.26%	-3.56%	-1.42%
without Sales Charge	10.24%	-2.66%	-0.97%
Bloomberg Global Aggregate ex USD Index (Unhedged)	8.65%	-2.87%	-0.85%

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 142,000,000
Holdings Count	369
Advisory Fees Paid, Amount	$ 822,249
Portfolio Turnover	127.52%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$142	369	$822,249	127.52%

Holdings [Text Block]	Portfolio Holdings (as of 10/31/24) Country Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets)
Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon International Bond Fund | Class C - DQICX
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon International Bond Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]	What were the Fund’s costs for the last year? (based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$203	1.94%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended October 31, 2024, the Fund’s Class C shares returned 9.23%.

• In comparison, the Bloomberg Global Aggregate ex USD Index (Unhedged) (the “Index”) returned 8.65% for the same period.

What affected the Fund’s performance?

• The weakening of the U.S. dollar increased the total return of the Fund adding to the impact of a broad-based downtrend in yields.

• The Fund’s performance relative to the Index benefited significantly from overweight U.S. duration exposure, with additional exposure added in October 2023 and April 2024.

• Active positioning in developed-market, inflation-linked products further enhanced the Fund’s relative returns.

• The Fund’s relative performance suffered from underweight exposure to Canadian versus U.S. duration.

• Active foreign exchange positioning also detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from November 1, 2014 through October 31, 2024 Initial Investment of $10,000 Years Ended 10/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in the Bloomberg Global Aggregate ex USD Index (Unhedged) (the “Index”) on 10/31/2014. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24)
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	8.23%	**	-3.44%	-1.65%
without Deferred Sales Charge	9.23%		-3.44%	-1.65%
Bloomberg Global Aggregate ex USD Index (Unhedged)	8.65%		-2.87%	-0.85%

**	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 142,000,000
Holdings Count	369
Advisory Fees Paid, Amount	$ 822,249
Portfolio Turnover	127.52%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$142	369	$822,249	127.52%

Holdings [Text Block]	Portfolio Holdings (as of 10/31/24) Country Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets)
Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon International Bond Fund | Class I - DQIRX
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon International Bond Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]	What were the Fund’s costs for the last year? (based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$88	0.84%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended October 31, 2024, the Fund’s Class I shares returned 10.45%.

• In comparison, the Bloomberg Global Aggregate ex USD Index (Unhedged) (the “Index”) returned 8.65% for the same period.

What affected the Fund’s performance?

• The weakening of the U.S. dollar increased the total return of the Fund adding to the impact of a broad-based downtrend in yields.

• The Fund’s performance relative to the Index benefited significantly from overweight U.S. duration exposure, with additional exposure added in October 2023 and April 2024.

• Active positioning in developed-market, inflation-linked products further enhanced the Fund’s relative returns.

• The Fund’s relative performance suffered from underweight exposure to Canadian versus U.S. duration.

• Active foreign exchange positioning also detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from November 1, 2014 through October 31, 2024 Initial Investment of $10,000 Years Ended 10/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the Bloomberg Global Aggregate ex USD Index (Unhedged) (the “Index”) on 10/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24)
Share Class	1YR	5YR	10YR
Class I Shares	10.45%	-2.39%	-0.61%
Bloomberg Global Aggregate ex USD Index (Unhedged)	8.65%	-2.87%	-0.85%

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 142,000,000
Holdings Count	369
Advisory Fees Paid, Amount	$ 822,249
Portfolio Turnover	127.52%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$142	369	$822,249	127.52%

Holdings [Text Block]	Portfolio Holdings (as of 10/31/24) Country Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets)
Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon International Bond Fund | Class Y - DQIYX
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon International Bond Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]	What were the Fund’s costs for the last year? (based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$78	0.74%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended October 31, 2024, the Fund’s Class Y shares returned 10.58%.

• In comparison, the Bloomberg Global Aggregate ex USD Index (Unhedged) (the “Index”) returned 8.65% for the same period.

What affected the Fund’s performance?

• The weakening of the U.S. dollar increased the total return of the Fund adding to the impact of a broad-based downtrend in yields.

• The Fund’s performance relative to the Index benefited significantly from overweight U.S. duration exposure, with additional exposure added in October 2023 and April 2024.

• Active positioning in developed-market, inflation-linked products further enhanced the Fund’s relative returns.

• The Fund’s relative performance suffered from underweight exposure to Canadian versus U.S. duration.

• Active foreign exchange positioning also detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from November 1, 2014 through October 31, 2024 Initial Investment of $1,000,000 Years Ended 10/31

The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in the Bloomberg Global Aggregate ex USD Index (Unhedged) (the “Index”) on 10/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24)
Share Class	1YR	5YR	10YR
Class Y Shares	10.58%	-2.30%	-0.52%
Bloomberg Global Aggregate ex USD Index (Unhedged)	8.65%	-2.87%	-0.85%

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 142,000,000
Holdings Count	369
Advisory Fees Paid, Amount	$ 822,249
Portfolio Turnover	127.52%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$142	369	$822,249	127.52%

Holdings [Text Block]	Portfolio Holdings (as of 10/31/24) Country Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets)
Updated Prospectus Web Address	bny.com/investments/literaturecenter

[1]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.